Offerings - Offering: 1	May 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class Z ordinary shares, par value US$0.0001 per share
Amount Registered | shares	10,281,240
Proposed Maximum Offering Price per Unit	17.90
Maximum Aggregate Offering Price	$ 184,034,196.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,175.64
Offering Note	(1) Includes securities initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. These securities are not being registered for the purposes of sales outside of the United States. (2) The Class Z ordinary shares are represented by American depositary shares, each of which represents one Class Z ordinary share. The ADSs issuable on deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-223711). (3) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The translations from Hong Kong dollars to U.S. dollars was made at a rate of HKD7.8272 to US$1.00, the exchange rate on May 22, 2025 set forth in the H.10 statistical release of the Board of Governors of the Federal Reserve System.